Realignment Programs (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Information [Line Items]
Realignment Program charges, incurred	$ 8.1	$ 91.2
Realignment program charges		4.8	18.3	68.1
Asseet write-down charges		3.0	6.4	6.1
Expected Realignment Program charges		93
Restructuring reserve	7.1	1.0	7.1
IPD [Member]
Segment Reporting Information [Line Items]
Non restructuring charges		9
Non restructuring charges incurred and recorded in COS		$ 7.2